UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09281
                                                     --------------------
                          Hilliard Lyons Research Trust
      -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              501 South 4th Street
                              Louisville, KY 40202
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Joseph C. Curry, Jr.
                              501 South 4th Street
                              Louisville, KY 40202
      -------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-444-1854
                                                            -------------

                     Date of fiscal year end: June 30, 2003
                                              -------------

                     Date of reporting period: June 30, 2003
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[PHOTO OMITTED]


[LOGO OMITTED]
HILLIARD LYONS


[LOGO OMITTED]
SENBANC FUND

SENBANC



                                  ANNUAL REPORT
                                  JUNE 30, 2003




                        J.J.B. HILLIARD, W.L. LYONS, INC.
                              HILLIARD LYONS CENTER
                           LOUISVILLE, KENTUCKY 40202
                                  (502)588-8400
                                  (800)444-1854

TWELVE MONTHS ENDED JUNE 30, 2003


TO: SHAREHOLDERS OF SENBANC FUND

For the fiscal year ended June 30, 2003, your Fund's total return was 15.9%. For the six months ended June 30, 2003, your Fund's total return was 13.1%. For the quarter ended June 30, 2003, your Fund's total return was 8.9%. Your Fund's three year annualized rate of return through June 30, 2003, is 25.9%. These rates of return exclude sales charges; if reflected, sales charges would have reduced the performance of the fund. As of June 30, 2003, $59.1 million was invested among 34 bank stocks, and cash and cash equivalents represented 42% of your fund's $105.2 million of gross assets.

For the six months and the twelve months ending June 30, 2003, Senbanc Fund outperformed the S&P 500 Index by 2.3 and 17.4 percentage points, respectively.

Your Fund's cash position cushioned performance when markets were in decline, but were detrimental to relative performance in the second calendar quarter of 2003 when markets in general, and financial services stocks in particular, were moving up strongly. Our disciplined approach to investing, as described in your Fund's prospectus, requires a level of cash likely to provide an equal level of investment over each of the next six months. Your Fund's performance, absolute and comparative, in 2002 and in the first calendar quarter of 2003, attracted enough attention that the inflow of funds in the second calendar quarter of 2003 exceeded the rate at which this new money was invested. The amount invested monthly has been consistent at $3 million per month since your Fund's inception, July 1999 through May 2003, but had increased, based on cash available, to $5 million in June 2003. Increased rates of investment represented an accurate interpretation of our investment method, but did not keep pace with the rate of cash inflow plus the increase in cash from sales of securities from your Fund's portfolio during the second calendar quarter of 2003. Our investment discipline is designed to provide a consistent and continuous investment process, while avoiding a rate of investment determined solely by the flow of cash into your Fund. The influx of new money alone into your Fund in the first six months of 2003 represented 71.7% of your Fund's gross assets as of December 31, 2002--an extraordinarily high proportion. We anticipate the rate of investment to more closely track the flow of cash in the future.

The domestic investment environment appears to be singularly attractive in every category, with the exception of unemployment. Low interest rates, low inflation, and improving productivity provide fuel for improved corporate earnings. A weaker dollar lowers the cost of exports to our customers abroad.

Incentives to businesses to invest and expand cannot expect to be embraced by business owners and managers until signs of consumer confidence return in a consistent fashion. Capital expenditures are commitments to a future level of business, or at the very least a reflection of the sustainability of current levels of economic activity. The wealth effect of a rising stock market (when and if it occurs) may no longer be a dependable gauge of economic activity and spending, and an increase in housing stock capital may be short-lived if interest rates move up.

We expect future investment gains to arise from a combination of several factors: steady recognition of modest but sustainable domestic economic growth; long term recovery of what we see as a current disparity between the value of the economy and the markets' perception of it; and a realization that the long-term economic effects of the war on terrorism are likely to be positive.

We believe the performance of Senbanc Fund's portfolio reflects the strength of the underlying economy and the difference between the value of the economy and the markets' perception of it. Median earnings per share gains for the securities currently held in the portfolio were 14.8% in the first quarter of 2003 versus a year ago, and 26.4% in the year 2002 versus 2001. The median price to earnings ratio for the securities currently held in the portfolio, meanwhile, is under 13 times a consensus of analysts' estimates of 2003 earnings. Disparities between value and price represent the valuation levels of the banks we buy for Senbanc Fund, which we believe provides downside risk limitation and upside potential.

We believe that adherence to our disciplined investment process has made the difference for Senbanc Fund. We will be steadfast in its application in the coming year.

                                        Yours very truly,

                                        /S/ JAMES M. ROGERS

                                        JAMES M. ROGERS
                                        President, Hilliard Lyons Research Trust


                    SENBANC FUND GROWTH OF $10,000 INVESTMENT
        [EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS]

[TEXT BOX INSET]
--------------------------------------------------------
        AVERAGE ANNUAL RETURNS (AS OF 6/30/2003)
                               1 Year   Since Inception*
                               ------   ----------------
Senbanc Fund (N.A.V.)           15.9%        15.1%
Senbanc Fund (Load)             13.3%        14.5%
Nasdaq Bank Index**              4.7%         9.9%
S&P 500 Index**                  0.3%        (7.3)%
--------------------------------------------------------

                Senbanc Fund     Senbanc Fund       Nasdaq          S&P 500
                   (Load)          (N.A.V.)        Bank Index        Index
                ------------     ------------      ----------       --------

7/8/99             $9,775          $10,000          $10,000         $10,000
6/30/00             8,582            8,780            8,276          10,553
6/30/01            12,156           12,436           11,927           8,988
6/30/02            14,788           15,128           13,918           7,371
6/30/03            17,134           17,528           14,571           7,389


Past performance is no guarantee of future results. The Senbanc Fund (Load and N.A.V.) returns assume reinvestment of all distributions. The Senbanc Fund
(Load) return reflects the maximum sales charge of 2.25%. An expense limitation was in place for the Fund for the periods presented. Performance would have been lower absent the expense limitation.

The Fund may have invested in stocks that have experienced significant gains; there is no guarantee that these gains will continue. As a non-diversified Fund, a greater percentage of the Fund's portfolio may be invested in one company's securities than the portfolio of a diversified fund. As a result, the Fund may experience greater volatility in investment performance.

The performance in the above table and graph do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*  The Fund commenced operations on July 8, 1999.

** The Nasdaq Bank Index is an unmanaged  index of unlisted  banks.  The S&P 500
   Index is an unmanaged stock market index. The index returns assume reinvestment of all dividends but, unlike the Senbanc Fund, do not include any expenses associated with operating a mutual fund.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003

COMMON STOCK -- 56.4%
------------------------------------------------------------------------------
                                                                     MARKET
SHARES           DESCRIPTION                                          VALUE
------           -----------                                      ------------

                 SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 48.3%
                 -------------------------------------------------------------

         9,000   ABC Bancorp ...................................  $    128,970
       174,406   Capital Corp of the West* .....................     4,422,936
       107,712   CB Bancshares, Inc. (HI) ......................     6,691,069
        21,920   Chemical Financial Corp. ......................       653,216
        12,100   Citizens Banking Corp. (MI) ...................       323,917
         7,100   Comerica, Inc. ................................       330,150
        13,750   Commercial Bankshares, Inc. (FL) ..............       408,650
        12,700   Community Bank System, Inc. ...................       482,600
        37,600   Corus Bankshares, Inc. ........................     1,820,968
        17,300   Crescent Banking Co. (GA) .....................       452,949
             1   First Financial Bankshares, Inc.** ............             8
       214,900   First Mariner Bancorp, Inc.* ..................     2,733,958
       190,600   Greater Bay Bancorp ...........................     3,892,052
        37,300   Humboldt Bancorp ..............................       558,008
       462,200   Intervest Bancshares Corp.* ...................     5,638,840
        53,200   KeyCorp .......................................     1,344,364
        21,600   Leesport Financial Corp. ......................       410,400
        37,548   Mainsource Financial Group, Inc. ..............       915,045
        62,700   Merchants Bancshares, Inc. ....................     1,630,200
        89,100   MidWestOne Financial Group, Inc. ..............     1,418,027
        32,000   North Valley BanCorp ..........................       480,000
        84,900   Northrim Bancorp, Inc. ........................     1,539,237
       115,900   PAB Bankshares, Inc. ..........................     1,505,541
        22,550   Patriot Bank Corp. ............................       405,674
        13,000   Princeton National Bancorp, Inc. ..............       327,600
        16,900   Provident Financial Group, Inc. ...............       433,147
           682   Royal Bancshares of Pennsylvania, Inc., Class A        14,561
       172,125   Sun Bancorp, Inc.* (NJ) .......................     3,425,288
        18,800   TriCo Bancshares ..............................       478,084
        28,500   Unizan Financial Corp. ........................       500,745
       182,242   Wachovia Corp. ................................     7,282,390
                                                                  ------------
                                                                    50,648,594
                                                                  ------------

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2003

COMMON STOCK (CONTINUED)

                                                                     MARKET
SHARES           DESCRIPTION                                          VALUE
------           -----------                                      ------------

                 STATE & NATIONAL BANKS -- 8.1%
                 -------------------------------------------------------------

       180,600   Capital Crossing Bank* ........................  $  4,348,848
         5,300   Cass Information Systems, Inc. ................       158,338
       169,922   South Financial Group, Inc. ...................     3,964,280
                                                                  ------------
                                                                     8,471,466
                                                                  ------------

                    TOTAL COMMON STOCK (COST $48,222,063) ......    59,120,060
                                                                  ------------

PRINCIPAL
---------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 42.4%
                 -------------------------------------------------------------

    44,501,000   Federal Home Loan Bank Discount Note
                 0.95%, 07/01/03 ...............................    44,501,000
                                                                  ------------

                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                    (COST $44,501,000) .........................    44,501,000
                                                                  ------------

                    TOTAL INVESTMENTS -- 98.8%
                    (COST $92,723,063) .........................   103,621,060
                                                                  ------------

                    OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%    1,215,859
                                                                  ------------

                    NET ASSETS -- 100% .........................  $104,836,919
                                                                  ============

The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.

*  Non-income producing security.
** Fractional shares remain as a result of a 5:4 stock split in June 2003.


                       See notes to financial statements.

                                  SENBANC FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003


ASSETS:

Investment in securities, at market value
   (cost $92,723,063) ..................................................................  $103,621,060
Cash ...................................................................................         2,055
Receivable for:
   Dividends and interest ..............................................................        39,967
   Capital shares sold .................................................................     1,444,416
Other assets ...........................................................................        69,552
                                                                                          ------------
        Total Assets ...................................................................   105,177,050
                                                                                          ------------
LIABILITIES:

Payables for:
   Capital shares redeemed .............................................................        62,105
   Investment securities purchased .....................................................        67,201
   Advisory fees .......................................................................        49,886
   Distribution fees ...................................................................        75,451
   Professional fees ...................................................................        37,556
   Accounting/Administration fees ......................................................         9,146
   Trustees' fees ......................................................................         4,490
   Transfer agent fees .................................................................        10,184
   Custodian fees ......................................................................         2,310
Accrued expenses .......................................................................        21,802
                                                                                          ------------
        Total Liabilities ..............................................................       340,131
                                                                                          ------------
NET ASSETS .............................................................................  $104,836,919
                                                                                          ============
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................  $ 88,238,577
Accumulated net realized gain on investments ...........................................     5,700,345
Net unrealized appreciation on investments .............................................    10,897,997
                                                                                          ------------
NET ASSETS FOR 7,055,944 SHARES OUTSTANDING ............................................  $104,836,919
                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($104,836,919 / 7,055,944 outstanding shares of beneficial interest, $0.01 par value,
   unlimited shares authorized) ........................................................  $      14.86
                                                                                          ============
Maximum offering price per share (100/97.75 of $14.86) .................................  $      15.20
                                                                                          ============

                       See notes to financial statements.

                                  SENBANC FUND
                             STATEMENT OF OPERATIONS


                                                                          FOR THE
                                                                        FISCAL YEAR
                                                                           ENDED
                                                                       JUNE 30, 2003
                                                                       -------------
INVESTMENT INCOME:

     Dividends .......................................................  $   751,313
     Interest ........................................................      211,807
                                                                        -----------
          Total income ...............................................      963,120
                                                                        -----------

EXPENSES:

     Advisory fees ...................................................      380,538
     Distribution fees ...............................................      208,563
     Accounting/Administration fees ..................................      100,811
     Transfer agent fees .............................................       73,395
     Custodian fees ..................................................       27,601
     Professional fees ...............................................       97,865
     Shareholder reports .............................................       40,007
     Registration fees ...............................................       30,388
     Trustees' fees ..................................................       33,775
     Miscellaneous ...................................................       50,362
                                                                        -----------
          Total expenses .............................................    1,043,305
                                                                        -----------
NET INVESTMENT LOSS ..................................................      (80,185)
                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain on investments ................................    6,450,925
     Net change in unrealized appreciation/depreciation on investments    4,155,979
                                                                        -----------
     Net realized and unrealized gain on investments .................   10,606,904
                                                                        -----------
     Net increase in net assets resulting from operations ............  $10,526,719
                                                                        ===========


                       See notes to financial statements.

                                  SENBANC FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                           FOR THE          FOR THE
                                                                         FISCAL YEAR      FISCAL YEAR
                                                                            ENDED            ENDED
                                                                        JUNE 30, 2003    JUNE 30, 2002
                                                                        -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income (loss) ....................................  $    (80,185)  $     43,409
     Net realized gain on investments ................................     6,450,925      2,580,567
     Net change in unrealized appreciation/depreciation on investments     4,155,979      3,903,334
                                                                        ------------   ------------
          Net increase in net assets resulting from operations .......    10,526,719      6,527,310
                                                                        ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...........................................       (36,972)      (251,973)
     Net realized gain on investments ................................    (2,665,415)    (1,987,879)
                                                                        ------------   ------------
          Total distributions ........................................    (2,702,387)    (2,239,852)
                                                                        ------------   ------------

FROM SHARE TRANSACTIONS (A):
     Proceeds from shares sold .......................................    53,120,459     21,075,479
     Reinvestment of distributions ...................................     2,584,248      2,069,170
     Shares redeemed .................................................    (8,330,149)    (3,035,318)
                                                                        ------------   ------------
          Net increase in net assets from share transactions .........    47,374,558     20,109,331
                                                                        ------------   ------------
TOTAL INCREASE IN NET ASSETS .........................................    55,198,890     24,396,789
                                                                        ------------   ------------

NET ASSETS:
     Beginning of year ...............................................    49,638,029     25,241,240
                                                                        ------------   ------------
     End of year .....................................................  $104,836,919   $ 49,638,029
                                                                        ============   ============
     Undistributed net investment income, end of year ................  $         --   $     36,972
                                                                        ============   ============


                                                                                   SHARES
                                                                        ---------------------------
(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
     Shares sold .....................................................     3,791,491      1,651,570
     Reinvestment of distributions ...................................       198,788        183,112
     Shares redeemed .................................................      (619,422)      (243,587)
                                                                        ------------   ------------
          Net increase in shares .....................................     3,370,857      1,591,095
                                                                        ============   ============

                       See notes to financial statements.

                                   SENBANC FUND
                               FINANCIAL HIGHLIGHTS


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                                                                                             FOR THE PERIOD
                                                                        FOR THE FISCAL YEARS ENDED           JULY 8, 1999*
                                                                 ------------------------------------------     THROUGH
                                                                 JUNE 30, 2003 JUNE 30, 2002  JUNE 30, 2001  JUNE 30, 2000
                                                                 ------------- -------------  -------------  -------------
Net asset value:
   Beginning of period ........................................     $ 13.47       $ 12.05         $ 8.62         $ 10.00
                                                                    -------       -------        -------          ------
Net investment income (loss) ..................................       (0.01)         0.03+          0.18            0.16
Net realized and unrealized gain (loss) on
   investments ................................................        2.05          2.38+          3.38           (1.38)
                                                                    -------       -------        -------          ------
Total from investment operations ..............................        2.04          2.41           3.56           (1.22)
                                                                    -------       -------        -------          ------
Less distributions from:
Net investment income .........................................       (0.01)        (0.11)         (0.06)          (0.16)
Net realized gain on investments ..............................       (0.64)        (0.88)         (0.07)             --
                                                                    -------       -------        -------          ------
Total distributions ...........................................       (0.65)        (0.99)         (0.13)          (0.16)
                                                                    -------       -------        -------          ------
Net asset value:
   End of period ..............................................     $ 14.86       $ 13.47        $ 12.05          $ 8.62
                                                                    =======       =======        =======          ======
Total investment return (excludes sales charge) ...............       15.87%        21.64%         41.64%         (12.20)%**


SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA

Ratio of operating expenses to average net assets,
   including waivers ..........................................        1.64%         1.75%          1.75%          1.75%***
Ratio of operating expenses to average net assets,
   excluding waivers ..........................................        1.64%         2.01%          2.75%          2.75%***
Ratio of net investment income (loss) to average net
   assets, including waivers ..................................       (0.13)%        0.13%          1.74%          1.98%***
Ratio of net investment income (loss) to average net
   assets, excluding waivers ..................................       (0.13)%       (0.13)%         0.74%          0.98%***
Portfolio turnover rate .......................................       60.14%        40.27%         43.15%         12.93%**
Net assets, end of period (000's omitted) .....................    $104,837       $49,638        $25,241        $16,773

*   Commencement of Operations
**  Not annualized
*** Annualized
+   Calculated based on average shares outstanding

                       See notes to financial statements.

                                  SENBANC FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003


1. DESCRIPTION OF THE FUND

Senbanc Fund (the "Fund") is a series of Hilliard Lyons Research Trust (the "Trust"), a non-diversified, open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares in one or more series or classes as the Board of Trustees may authorize. Currently, the Fund is the only series authorized and outstanding. The Fund commenced operations on July 8, 1999.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Fund.

SECURITY VALUATION: The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The value of all other securities is determined in good faith pursuant to procedures adopted by the Board of Trustees.

FEDERAL INCOME TAXES: The Fund has qualified and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Accordingly, no provision for U.S. federal income taxes is required.

At June 30, 2003, the cost and related gross unrealized appreciation and depreciation were as follows:

          Cost of investments for tax purposes ............   $92,723,063
                                                              -----------
          Gross tax unrealized appreciation ...............   $11,012,460
          Gross tax unrealized depreciation ...............       114,463
                                                              -----------
          Net tax unrealized appreciation on investments ..   $10,897,997
                                                              ===========


At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

          Undistributed ordinary income ...................    $1,268,010
          Undistributed long-term capital gain ............     4,432,335
                                                               ----------
                                                               $5,700,345
                                                               ==========


DISTRIBUTION OF INCOME AND GAINS: Distributions of net investment income and net realized gains will be made annually. Additional distributions may be made to the extent necessary. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003


accumulated  net  realized  gain,  as  appropriate,   in  the  period  that  the
differences arise. Accordingly, at June 30, 2003, a net investment loss of $80,185 was reclassified to accumulated net realized gain. This reclassification had no effect on net assets or net asset value per share.

The tax character of distributions paid during the fiscal years ended June 30, 2003 and June 30, 2002 were as follows:

                                            JUNE 30, 2003    JUNE 30, 2002
                                            -------------    -------------
          Distributions paid from:
          Ordinary income ...............     $  482,657       $  513,187
          Long-term capital gain ........      2,219,730        1,726,665
                                              ----------       ----------
                                              $2,702,387       $2,239,852
                                              ==========       ==========

OTHER: Investment security transactions are accounted for on a trade date basis. The Fund uses the specific cost identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


3. PORTFOLIO TRANSACTIONS

During the year ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

          Purchases .....................   $40,660,492
          Sales .........................    27,837,845

The cost of investments for Federal income tax purposes and financial reporting is the same. At June 30, 2003, the gross unrealized appreciation and depreciation of investments was $11,012,460 and $114,463, respectively, resulting in net unrealized appreciation of $10,897,997.


4. INVESTMENT ADVISORY FEE AND OTHER SERVICES

Hilliard Lyons Research Advisors (the "Advisor"), a division of J.J.B. Hilliard, W.L. Lyons, Inc., provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Advisor is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an affiliate of the Advisor, serves as administrator, accounting agent and transfer agent to the Trust pursuant to separate agreements with the Trust.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003


PFPC Trust Company, an affiliate of the Advisor, serves as Custodian of the assets of the Fund pursuant to a Custody Agreement with the Trust.

J.J.B. Hilliard, W.L. Lyons, Inc. (the "Distributor"), an affiliate of the Advisor, manages the Fund's distribution efforts. The Board of Trustees has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to allow the Fund to reimburse the Distributor for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.60% of the Fund's average daily net assets annually to reimburse the Distributor for such expenses.

For the fiscal year ended June 30, 2003, the Distributor earned $107,802 for commissions on sales of the Fund's shares.

Certain Trustees of the Trust are also officers or directors of the Advisor. Trustees of the Trust who are "interested persons" of the Trust and officers of the Trust receive no compensation from the Trust.


5. INVESTMENTS IN AFFILIATES

At the fiscal year ended June 30, 2003, the Fund held shares of the following issuer, which is an affiliated person of the Fund due to the Fund's ownership of more than 5% of the outstanding shares of such issuer. A summary of holdings is as follows:


                                                              NUMBER           UNREALIZED           MARKET
                        AFFILIATE                            OF SHARES            GAIN               VALUE
                     ------------------                      ---------         ----------         ----------
                     Intervest Bancshares Corp. ..........    462,200           $549,222          $5,638,840


6. INDUSTRY CONCENTRATION RISK

Since the Fund's investments will be concentrated in the banking industry, they will be subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.

                                  SENBANC FUND
                         REPORT OF INDEPENDENT AUDITORS


To the Shareholders of the Senbanc Fund and Board of Trustees of the Hilliard Lyons Research Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Senbanc Fund (the "Fund"), a series of Hilliard Lyons Research Trust (the "Trust"), as of June 30, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods ended June 30, 2000 and June 30, 2001 were audited by other auditors whose reports, dated August 4, 2000 and August 3, 2001, respectively, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the Fund's custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2003, the results of their operations, the changes in its net assets, and the financial highlights for the years then ended, in conformity with accounting principles generally accepted in the United States of America.







/S/ DELOITTE & TOUCHE LLP

Deloitte & Touche LLP
Boston, Massachusetts
August 1, 2003

                                  SENBANC FUND
                          SUPPLEMENTAL TAX INFORMATION
                                  JUNE 30, 2003
                                   (UNAUDITED)


By now, shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from Senbanc Fund.

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, Senbanc Fund paid a 20% capital gain distribution (from net long-term gains) during the fiscal year ended June 30, 2003. The following table summarizes the capital gain distribution:

                                                          Total 20%
                                    Capital Gain        Capital Gain
                                      Per Share         Distribution
                                    ------------        ------------
          Senbanc Fund .........       $0.5367           $2,219,730

For corporate shareholders, 100% of the ordinary income distribution (dividend income plus short-term gains, if any) for Senbanc Fund qualifies for the dividend received deduction.

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 444-1854.

------------------------------------------------------------------------------------------------------------------------------------
                                                           TERM OF                                  NUMBER OF
                                                          OFFICE (2)                              PORTFOLIOS IN
                                        POSITION(S)          AND                                  FUND COMPLEX         OTHER
      NAME, ADDRESS,                     HELD WITH        LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN       DIRECTORSHIPS
       DATE OF BIRTH                       FUND          TIME SERVED    DURING PAST FIVE YEARS     BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James W. Stuckert (1)                  Trustee,          Since 1999   Director, Chairman and Chief     1        Royal Gold, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.      Chairman of the                Executive Officer of J.J.B.               (precious metals)
501 South 4th Street                   Board                          Hilliard, W.L. Lyons Inc.
Louisville, Kentucky 40202
D.O.B. 2/15/38

------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert L. Decker                       Trustee,          Since 1999   Consultant. Formerly Executive   1               None
J.J.B. Hilliard, W.L. Lyons, Inc.      Chairman of the                Vice President and Chief
501 South 4th Street                   Audit Committee                Financial Officer of
Louisville, Kentucky 40202             and Member of the              Churchill Downs
D.O.B. 10/25/47                        Nominating                     Incorporated, until December
                                       Committee                      31, 2002; Formerly
                                                                      President, Churchill Downs
                                                                      Investment Company, until
                                                                      December 31, 2002; Formerly
                                                                      President, CDSN--Churchill
                                                                      Downs Simulcast Network,
                                                                      until December 31, 2002.
------------------------------------------------------------------------------------------------------------------------------------
W.  Patrick  Mulloy                    Trustee,          Since 1999   President, Chief Executive       1               None
J.J.B.  Hilliard,                      Member of the                  Officer, LifeTrust America,
W.L.  Lyons,  Inc.                     Audit Committee                Inc. (provider of retirement,
501 South 4th Street                   and Chairman of                assisted living and
Louisville, Kentucky 40202             the Nominating                 Alzheimer's care services);
D.O.B. 5/12/53                         Committee                      Formerly Chief Development
                                                                      Officer and Chief Executive
                                                                      Officer, Darwin Networks,
                                                                      Inc. (internet service
                                                                      provider); Formerly
                                                                      President and Chief
                                                                      Executive Officer, Atria,
                                                                      Inc. (provider of
                                                                      retirement, assisted living
                                                                      and Alzheimer's care
                                                                      services).
------------------------------------------------------------------------------------------------------------------------------------
John Russell Ray, Jr.                  Trustee,          Since 2003   Professor, College of            1               None
J.J.B. Hilliard, W.L. Lyons, Inc.      Member of the                  Business & Public
501 South 4th Street                   Audit Committee                Administration, University
Louisville, Kentucky 40202             and Nominating                 of Louisville.
D.O.B. 7/29/46                         Committee
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Stuckert is an "interested  person," as is defined in the Investment  Company Act of 1940, as amended,  of the Trust, due to his position with the Fund's Advisor.
(2) Trustees  serve for an  indefinite  term until the  earliest of (i) removal by the Board of Trustees or  Shareholders,  (ii) the attainment of age 72, or (iii) the Trustee's  death,  resignation,  adjudicated  incompetence or other incapacity to perform the duties of the office.  Officers  are elected by the  Trustees  annually  and hold  office  until the next annual  meeting of the
    Trustees and until their successors have been duly elected and qualified.

------------------------------------------------------------------------------------------------------------------------------------
                                                           TERM OF                                  NUMBER OF
                                                          OFFICE (1)                              PORTFOLIOS IN
                                        POSITION(S)          AND                                  FUND COMPLEX         OTHER
      NAME, ADDRESS,                     HELD WITH        LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN       DIRECTORSHIPS
       DATE OF BIRTH                       FUND          TIME SERVED    DURING PAST FIVE YEARS     BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
James M. Rogers                        President and     Since 1999   Director, Executive Vice         N/A             N/A
J.J.B. Hilliard, W.L. Lyons, Inc.      Chief Executive                President and Chief
501 South 4th Street                   Officer                        Operating Officer of J.J.B.
Louisville, Kentucky 40202                                            Hilliard, W.L. Lyons, Inc.
D.O.B. 8/8/50
------------------------------------------------------------------------------------------------------------------------------------
Alan F. Morel                          Vice President    Since 1999   Vice President of J.J.B.         N/A             N/A
J.J.B. Hilliard, W.L. Lyons, Inc.                                     Hilliard, W.L. Lyons, Inc.
501 South 4th Street
Louisville, Kentucky 40202
D.O.B. 6/28/48
------------------------------------------------------------------------------------------------------------------------------------
Joseph C. Curry, Jr.                   Vice President,   Since 1999   Senior Vice President of         N/A             N/A
J.J.B. Hilliard, W.L. Lyons, Inc.      Asst. Treasurer                J.J.B. Hilliard, W.L. Lyons,
501 South 4th Street                   and Chief                      Inc.; Vice President of
Louisville, Kentucky 40202             Accounting Officer             Hilliard Lyons Trust
D.O.B. 10/16/44                                                       Company.
------------------------------------------------------------------------------------------------------------------------------------
Pat A. Colletti                        Treasurer and     Since 2003   Vice President and Director      N/A             N/A
PFPC Inc.                              Chief Financial                of Investment Accounting and
301 Bellevue Parkway                   Officer                        Administration of PFPC Inc.
Wilmington, DE 19809                                                  since 1999. From 1986 to
D.O.B. 11/14/58                                                       April 1999, Controllor for
                                                                      the Reserve Funds.
------------------------------------------------------------------------------------------------------------------------------------
Jeannie L. Oster                       Secretary         Since 1999   Vice President of J.J.B.         N/A             N/A
J.J.B. Hilliard, W.L. Lyons, Inc.                                     Hilliard, W.L. Lyons, Inc.
501 South 4th Street
Louisville, Kentucky 40202
D.O.B. 9/27/69
------------------------------------------------------------------------------------------------------------------------------------
Ann F. Cody                            Asst. Secretary   Since 1999   Director of Research, J.J.B.     N/A             N/A
J.J.B.  Hilliard,                                                     Hilliard, W.L. Lyons, Inc.
W.L. Lyons,  Inc.
501 South 4th Street
Louisville,  Kentucky
40202
D.O.B. 7/22/43
------------------------------------------------------------------------------------------------------------------------------------

(1) Officers  are elected by the Trustees  annually  and hold office  until the next annual  meeting of the Trustees and until their successors have been duly elected and qualified.

                                    TRUSTEES

   Robert L. Decker                                  John Russell Ray, Jr.
   W. Patrick Mulloy                                 James W. Stuckert

                                    OFFICERS

   James W. Stuckert -- CHAIRMAN
   James M. Rogers -- PRESIDENT AND CEO
   Alan F. Morel -- VICE PRESIDENT
   Pat A. Colletti -- TREASURER AND CFO
   Joseph C. Curry, Jr. -- VICE PRESIDENT, ASST. TREASURER AND CAO Jeannie L. Oster -- SECRETARY
   Ann F. Cody -- ASST. SECRETARY

                                   DISTRIBUTOR

   J.J.B. Hilliard, W.L. Lyons, Inc.
   501 South 4th Street
   Louisville, KY 40202

                                 TRANSFER AGENT

   PFPC Inc.
   400 Bellevue Parkway
   Wilmington, DE 19809

                                    CUSTODIAN

   PFPC Trust Company
   The Eastwick Center
   8800 Tinicum Boulevard
   Philadelphia, PA 19153

                                    AUDITORS

   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, MA 02116

                                  LEGAL COUNSEL

   Vedder, Price, Kaufman & Kammholz, P.C.
   222 North LaSalle Street
   Chicago, IL 60601


   This report is intended for the information of shareholders of Senbanc Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.


                                  ANNUAL REPORT
                                  JUNE 30, 2003



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Hilliard Lyons Research Trust
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ James M. Rogers
                         -------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date                       AUGUST 19, 2003
      --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James M. Rogers
                         -------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date                       AUGUST 19, 2003
      --------------------------------------------------------------------------


By (Signature and Title)*  /s/ Pat A. Colletti
                         -------------------------------------------------------
                           Pat A. Colletti, Treasurer & Chief Financial Officer (principal financial officer)

Date                       AUGUST 19, 2003
      --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.